PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713 626 1919 www.invesco.com/us

July 1, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

CIK No. 0000828806

Ladies and Gentlemen:

On behalf of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Registrant”), attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Fund’s Post-Effective Amendment No. 58 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment is being filed in order to update the prospectus for Premier Portfolio (“the Fund”) to add Personal Investment Class, Private Investment Class, Reserve Class and Resource Class as new share classes to the Fund.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (630) 684-6301.

Very truly yours,

/s/ Elizabeth Nelson

Elizabeth Nelson
Assistant General Counsel